Investment Property	12 Months Ended
Dec. 31, 2018
Investment property [abstract]
Investment Property

Note 13 - Investment Property

On January 21, 2018, Bezeq signed an agreement for the sale of a real estate asset in the Sakia (“the Sakia property”) for a total consideration of NIS 497, plus VAT, which may increase up to NIS 550, if the purchaser, in accordance with its right under the agreement, postpones the date of payment of up to two thirds of the consideration until December 31, 2022.

In 2018, Bezeq received a demand from the Israel Lands Authority (“the ILA”) for payment of a permit fee for the asset betterment plan with respect to the Sakia property in the amount of NIS 148 and a demand from the local planning and building committee for betterment tax of NIS 143.5 for disposal of the property by way of a sale.

Bezeq paid NIS 112 on account of the demand and deposited a bank guarantee in the amount of NIS 44 for the balance of the demand plus VAT.

Bezeq filed an objection to the demand for the permit fees and filed an appeal against the demand for betterment tax. In addition, Bezeq sent the ILA a demand for full payment of the betterment tax in accordance with the ILA’s undertaking in the settlement agreement. In January 2019, the ILA rejected all of Bezeq’s arguments in the objection. If the mechanism for settling disputes set out in the settlement agreement with the ILA does not bring the dispute to an end, Bezeq will file a monetary claim petitioning the court to order the ILA to refund the permit fees paid by Bezeq and to order the ILA to pay the demand for the betterment tax.

It should be noted that the amount for the permit fee to be determined at the end of the proceedings may also affect the amount of the betterment tax Bezeq will be required to pay to the Planning Committee. Bezeq believes that the amount of the permit fee and the betterment tax that it will be required to pay is expected to be low and possibly even lower than the total amount of the demands. The investment property balance includes Bezeq’s estimate of the permit fees and the betterment tax that Bezeq will be required to pay at the end of the appeal proceedings.

In December 2018, NIS 155 was paid to Bezeq on account of the transaction. Upon receipt of the funds, Bezeq undertook that if the buyer’s request for a building permit for the property is not accepted by the local committee due to the betterment tax, Bezeq will pay the full amount of the tax or will reach another arrangement with the local committee, which will allow the receipt of the building permit

Bezeq is expected to record a capital gain on the date on which the conditions for recognition of the sale of the asset are fulfilled in accordance with accounting principles. If, on completion of the appeal proceedings, Bezeq is required to pay the full amount of the betterment tax and the permit fee, the capital gain will amount to NIS 250.

For the completion of the sale of the Sakia property after the balance sheet date, please refer to Note 33H.